Share Capital and Additional Paid-in Capital (Details)											1 Months Ended									12 Months Ended
	Jan. 26, 2022 USD ($) $ / shares shares	Jan. 26, 2022 kr / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Jan. 24, 2022 kr / shares shares	Dec. 14, 2021 USD ($) $ / shares shares	Dec. 14, 2021 kr / shares shares	Dec. 09, 2021 USD ($) $ / shares shares	Dec. 09, 2021 kr / shares shares	Dec. 06, 2021 USD ($) $ / shares shares	Dec. 06, 2021 kr / shares shares	Nov. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Apr. 06, 2020 shares	Mar. 09, 2020 shares
Share Capital and Additional Paid-in Capital
Number of shares repurchased | shares	102,573		20,000		28,736		8,000		22,500
Aggregate consideration for purchase of shares | $	$ 850,022		$ 162,117		$ 235,772		$ 70,642		$ 197,116												$ 1,012,139	$ 503,530
Average repurchase price per share | (per share)	$ 8.29	kr 71.3	$ 8.11	kr 69.7	$ 8.20	kr 70.5	$ 8.83	kr 75.9	$ 8.76	kr 75.3
Cash dividend paid per share | $ / shares																			$ 0.10			$ 0.10
Dividends paid | $																			$ 3,200,000			$ 3,219,686
Capital distribution | $											$ 19,300,000	$ 48,300,000	$ 51,500,000	$ 40,200,000	$ 9,800,000	$ 9,800,000	$ 10,000,000.0	$ 24,300,000		$ 159,360,835	$ 19,594,997	$ 34,309,017
Capital distribution per share | $ / shares											$ 0.60	$ 1.50	$ 1.60	$ 1.25	$ 0.30	$ 0.30	$ 0.31	$ 0.75		$ 4.95	$ 0.60	$ 1.06
Number of shares outstanding | shares	32,194,108	32,194,108	32,296,681	32,296,681	32,316,681	32,316,681	32,345,417	32,345,417	32,353,417	32,353,417					32,194,108		32,316,681			32,194,108	32,194,108	32,316,681	32,375,917	32,375,917	32,625,917
Number of treasury shares | shares																				695,892